6. Income Taxes (Details) (USD $)	24 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Effective Income Tax Rate, Continuing Operations	35.00%
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 171,100	$ 56,800